UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported) _____________________

Commission File Number of securitizer: _____________________

Central Index Key Number of securitizer: ____________________

Name and telephone number, including area code of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001647804

JG WENTWORTH LXII, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0002150475

Central Index Key Number of underwriter (if applicable): Not Applicable

Lori L. Lasher (484) 434-2350

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated August 21, 2026, of BDO USA, P.C., obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of BDO USA, P.C. with respect to certain agreed-upon procedures performed by BDO USA, P.C.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 21, 2026

JGW-S Holdco, LLC (Depositor)

By: J. G. Wentworth Originations, LLC, its Designated Manager

By: J. G. Wentworth S.S.C. Limited Partnership, its Sole Member

By: J. G. Wentworth Structured Settlement Funding II, LLC, its General Partner

By:	/s/ Dwight Perry
Name: Dwight Perry
Title: Chief Financial Officer

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-upon Procedures, dated August 21, 2026.